Average Annual Total Returns - Transamerica JPMorgan Tactical Allocation VP	Initial 1 Year	Initial 5 Years	Initial 10 Years	Initial Inception Date	Service 1 Year	Service 5 Years	Service 10 Years	Service Inception Date	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 10 Years		Transamerica JPMorgan Tactical Allocation VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Transamerica JPMorgan Tactical Allocation VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years		Transamerica JPMorgan Tactical Allocation VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 10 Years
Total	12.36%	6.80%	5.71%	Mar. 01, 1994	12.10%	6.55%	5.46%	May 01, 2003	7.51%	4.44%	3.84%	20.89%	[1]	15.43%	[1]	13.79%	[1]	10.32%	[2]	6.76%	[2]	5.98%	[2]

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]	The Transamerica JPMorgan Tactical Allocation VP Blended Benchmark consists of the Bloomberg Barclays US Aggregate Bond Index (75%) and the MSCI World Index (25%). Prior to September 30, 2017, the Transamerica JPMorgan Tactical Allocation VP Blended Benchmark consisted of the Bloomberg Barclays US Aggregate Bond Index (75%), the Russell 3000®Index (20%), and the MSCI EAFE Index (5%).